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                                                              JOHN B. TOWERS
                                                              CORPORATE COUNSEL

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                       March 9, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:  New England Life Retirement Investment Account
           File No. 811-03285

Commissioners:

The Annual Reports dated December 31, 2014 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of New England Life Retirement Investment Account of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 002-80751.

                                          Sincerely,

                                          /s/ John B. Towers

                                          John B. Towers
                                          Corporate Counsel
                                          Metropolitan Life Insurance Company